Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	401 Plymouth Road, Plymouth Meeting, PA 19462

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	Fora Financial Asset Securitization LLC
LLC Business Name (if Different):
Principal Business Address:	519 8th Avenue, 11th Floor, New York, NY 10018

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to Fora Financial Business Loans LLC, Fora Financial Advance LLC, Fora Financial West, LLC, Fora Financial Servicing LLC and Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1 transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to Fora Financial Business Loans LLC, Fora Financial Advance LLC, Fora Financial West, LLC, Fora Financial Servicing LLC and Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1 transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino
	(Print name of duly authorized person)	(Signature)

Date: October 18, 2019

Attachment:

Item 4 of Form ABS Due Diligence-15E related to
Fora Financial Business Loans LLC, Fora Financial Advance LLC,
Fora Financial West, LLC, Fora Financial Servicing LLC and
Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1

CBIZ MHM, LLC performed a Consultant engagement (the “Services”) as described in the attached Consultant Report dated October 18, 2019 (the “Report”).

Accordingly:

●	The nature, scope and design of the Services are solely the responsibility of Fora Financial Business Loans LLC., as a Seller (“FFB”), Fora Financial Advance LLC, as a Seller (“FFA”) and Fora Financial West, LLC as a Seller (“FFW”, and with FFB and FFA, collectively, the “Sellers” and “Sponsors”), Fora Financial Servicing LLC, as Servicer (“FFS” in such capacity, the “Servicer”) and Fora Financial Asset Securitization LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you” or “Client”) , as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;

●	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;

●	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and

●	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

As of the date of this Form, CBIZ MHM, LLC performed no other procedures that would be considered due diligence services related to Fora Financial Business Loans LLC, Fora Financial Advance LLC, Fora Financial West, LLC, Fora Financial Servicing LLC and Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to
Fora Financial Business Loans LLC, Fora Financial Advance LLC,
Fora Financial West, LLC, Fora Financial Servicing LLC and
Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1

Consultant Report dated October 18, 2019 related to
Fora Financial Business Loans LLC, Fora Financial Advance LLC,
Fora Financial West, LLC, Fora Financial Servicing LLC and
Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1

Fora Financial Business Loans LLC

Fora Financial Advance LLC

Fora Financial West, LLC

Fora Financing Servicing LLC

Fora Financial Asset Securitization LLC

Asset Backed Notes, Series 2019-1

October 18, 2019

For information related to this report, contact:

CBIZ MHM, LLC

401 Plymouth Road, Suite 200

Plymouth Meeting, Pennsylvania 19462

M. Michael Aquino	Kristin Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Your Business Just Got Easier.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

Fora Financial LLC

Consultant Engagement

Name:	Fora Financial Business Loans LLC, Fora Financial Advance LLC, Fora Financial West, LLC, Fora Financial Servicing LLC and Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1

Address:	Fora Financial LLC
519 8th Avenue, 11th Floor
New York, NY 10018

Consultant:	Marialuisa Ciocca
Tara Haurin
Kristin Stanton

Report Date:	October 18, 2019

Company Contact:	Andrew Gutman – CFO

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

October 18, 2019

PRIVATE & CONFIDENTIAL

Andrew Gutman – CFO

Fora Financial LLC

519 8th Avenue, 11th Floor

New York, NY 10018

Dear Mr. Gutman:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Fora Financial Business Loans LLC., as a Seller (“FFB”), Fora Financial Advance LLC, as a Seller (“FFA”) and Fora Financial West, LLC as a Seller (“FFW”, and with FFB and FFA, collectively, the “Sellers” and “Sponsors”), Fora Financial Servicing LLC, as Servicer (“FFS” in such capacity, the “Servicer”) and Fora Financial Asset Securitization LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you” or “Client”) as it relates to the Fora Financial Asset Securitization LLC – Asset Backed Notes, Series 2019-1 transaction in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our engagement letter dated October 17, 2019.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated October 17, 2019 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated October 17, 2019 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ MHM, LLC. CBIZ MHM, LLC shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ MHM, LLC provides under this Agreement. Client further acknowledges and agrees CBIZ MHM, LLC is not a law firm and is not providing legal advice or analysis and that CBIZ MHM, LLC has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the Services. CBIZ MHM, LLC expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of Services as outlined herein.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

General Information

During this engagement, CBIZ MHM LLC held discussions with the following individuals (collectively referred to as “management” in the report unless otherwise specified):

Contact Name	Title/ Department
Andrew Gutman	Chief Financial Officer

Note:	All samples were selected as stated in the Statement of Work included in the report unless specified by the Client. Slight mathematical variances may be noted in the tables presented due to rounding.

Terminology

The following terminology is used throughout this Report and is based on discussions with management.

●	Client	Fora Financial Business Loans LLC, Fora Financial Advance LLC, Fora Financial West, LLC, Fora Financial Servicing LLC and Fora Financial Asset Securitization LLC

●	Sellers and Sponsors	Fora Financial Business Loans LLC, Fora Financial Advance LLC and Fora Financial West, LLC

●	Servicer	Fora Financial Servicing LLC

●	Company, Issuer, Purchaser or SPV	Fora Financial Asset Securitization LLC

●	Loan Agreement	Loan Agreement between Sellers and Merchant

●	Loan	Receivables or Loans

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

EXHIBITS

Exhibit A.1	Data File Integrity Test as of August 31, 2019

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER DATED

OCTOBER 17, 2019 BY AND BETWEEN CBIZ MHM,

LLC (“CBIZ”)

AND FORA FINANCIAL BUSINESS LOANS LLC (“FFB” OR “SELLER”), FORA

FINANCIAL ADVANCE LLC (“FFA” OR “SELLER”), FORA FINANCIAL WEST, LLC (“FFW” OR

“SELLER”), COLLECTIVELY “SELLERS” AND “SPONSORS”, FORA FINANCIAL SERVICING LLC

(“ISSUER”, “SPV”, “PURCHASER” OR “COMPANY”), COLLECTIVELY “YOU” OR “CLIENT”

Relevant Entities:

Fora Financial Business Loans LLC, as a Seller (“FFB”), Fora Financial Advance LLC, as a Seller (“FFA”) and Fora Financial West, LLC, as a Seller (“FFW”, and with FFB and FFA, collectively, the “Sellers” and “Sponsors”), Fora Financial Servicing LLC, as Servicer (“FFS” in such capacity, the “Servicer”) and Fora Financial Asset Securitization LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in Plymouth Meeting, PA

The Company’s office in New York, NY (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

SCOPE OF SERVICES

A.	Data Integrity Test for Fora Financial Asset Securitization LLC – Asset Based Notes, Series 2019-1

1.	From the electronic data file provided by the Client as of August 31, 2019 or latest month-end, select a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”) and perform the following data integrity test. For items marked below as “confirm”, note whether the item is noted as part of the underlying documentation. For items marked as “compare”, agree the item on the data tape to the Company’s underlying system. For items marked as “calculate “, calculate the noted item listed below for accuracy against the data file provided by the Servicer:

a.	Confirm and Compare Merchant name
b.	Compare Merchant industry
c.	Compare applicant’s Credit Score (at the time of origination)
d.	Compare the Merchant’s year founded date
e.	Calculate the Merchant’s years in business (at time of origination)
f.	Calculate and Compare Merchant’s Pool Outstanding Receivables Balance (as of the end of the applicable Collection Period)
g.	Confirm and Compare Merchant’s RTR Ratio
h.	Compare the Merchant’s state of business address
i.	Calculate the Merchant’s expected maturity date
j.	Compare the Merchant’s Expected Collection Period
k.	Calculate the Merchant’s expected remaining term
l.	Compare the Merchant’s Material Modification flag (as of the end of the applicable Collection Period) (Y/N)
m.	Compare the Merchant’s delinquency status (as of the end of the applicable Collection Period)
n.	Calculate past due amount
o.	Calculate Performance Ratio
p.	Calculate Missed Payment Factor
q.	Compare credit tier
r.	Calculate Receivable yield
s.	Confirm and Compare product type (Seller Loan per the Loan Agreement or Merchant Advance Receivable per Advance Receivable Agreement)
t.	Confirm and Compare payment frequency (daily vs weekly)

2.	Document your testing results in a worksheet. In your written summary of results, note any exceptions and management’s response to such. Note that the names of Obligors should remain anonymous in documenting test results.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

A.	Data Integrity Test for the Asset-Backed Notes, Series 2019-1 Transaction

1.	The Client provided a loan data file tape as of August 31, 2019 for all loans in the portfolio. From the electronic data file provided by the Client as of August 31, 2019, the consultant selected a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”). All 200 loans were tested according to the requested scope procedures. It should be noted that the sampled loans were disbursed amongst the originators as follows:

The Client provided the consultants with direct access to the Company’s operating systems.

All of the items required to be tested were available or received by the consultants. The consultants’ data file integrity test schedule for the data file integrity test can be found as Exhibit A.1.

The consultants noted the following results and exceptions amongst the sampled 200 Merchants based on inquiry of management and testing:

DATA FILE ITEM TESTED	SAMPLE SIZE	NO EXCEPTIONS FOUND	EXCEPTIONS FOUND	%
a. Merchant name	200	200	1.005%
b. Merchant Industry	200	200	0	0%
c. Applicant’s Credit Score	200	200	0	0%
d. Merchant’s year founded date	200	200	0	0%
e. Merchant’s years in business	200	200	0	0%
f. Merchant’s Pool Outstanding Receivables Balance	200	200	0	0%
g. Merchant’s RTR Ratio	200	200	0	0%
h. Merchant’s state of business address	200	200	0	0%
i. Merchant’s expected maturity date	200	200	0	0%
j. Merchant’s Expected Collection Period	200	200	0	0%
k. Merchant’s expected remaining term	200	200	0	0%
l. Merchant’s Material Modification flag	200	200	0	0%
m. Merchant’s delinquency status	200	200	0	0%
n. Past due amount	200	200	0	0%
o. Performance Ratio	200	200	0	0%
p. Missed Payment Factor	200	200	0	0%
q. Credit tier	200	200	0	0%
r. Receivable yield	200	200	0	0%
s. Product type	200	200	0	0%
t. Payment frequency	200	200	0	0%

(a)	The Merchant name on the data file tape was compared to the Company’s operating system without exception. However, the consultants were unable to confirm one (1) Merchant name on the Loan Agreement to the data file tape since the data file tape used the Merchant’s “DBA’ name and the loan agreement had the legal name. Going forward management will capture the legal name on the data file tape to avoid confusion.

Fora Financial – Fora Financial Asset Securitization LLC Asset-Backed Notes, Series 2019-1	September 2019 Report

(b)	The Merchant Industry Code on the data tape was compared to the Company’s operating system without exception.

(c)	The applicant’s Credit Score at the time of origination on the data file tape was compared to the Company’s operating system without exception.

(d)	The Merchant year founded date on the data file tape was compared to the year founded date on the Company’s operating system without exception.

(e)	The Merchant’s years in business at the time of origination on the data file tape was calculated without exception.

(f)	The Merchant’s Pool Outstanding Receivables Balance as of 8/31/2019 on the data file tape was compared to the Company’s operating system and calculated without exception.

(g)	The Merchant’s RTR Ratio on the data file tape was confirmed to the Loan Agreement and compared to the RTR Ratio on the Company’s operating system without exception.

(h)	The Merchant’s state of business address on the data file tape was compared to the Company’s operating system without exception.

(i)	The Merchant’s expected maturity date on the data file tape was calculated without exception.

(j)	The Merchant’s Expected Collection Period on the data file tape was compared to the Company’s operating system without exception.

(k)	The Merchant’s expected remaining term on the data file tape was calculated without exception.

(l)	The Merchant’s Material Modification flag on the data file tape was compared to the Company’s Operating system without exception.

(m)	The Merchant’s delinquency status on the data file tape was compared to the Company’s operating system without exception.

(n)	The past due amount on the data file tape was calculated without exception.

(o)	The Performance Ratio on the data file tape was calculated without exception.

(p)	The Missed Payment Factor on the data file tape was calculated without exception.

(p)	The credit tier on the data file tape was compared to the Company’s operating system without exception.

(r)	The Receivable yield was calculated without exception.

(s)	The product type on the data file tape was compared to the Company’s operating system and confirmed to the Loan Agreement without exception.

(t)	The payment frequency on the data file tape was compared to the Company’s operating system and confirmed to the Loan Agreement without exception.